SIDLEY AUSTIN LLP 787 SEVENTH AVENUE New York, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BOSTON BRUSSELS CHICAGO DALLAS FRANKFURT GENEVA FOUNDED 1866	HONG KONG HOUSTON LONDON LOS ANGELES NEW YORK PALO ALTO SAN FRANCISCO	SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

June 6, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Managed Volatility Portfolio of BlackRock FundsSM

Securities Act File No. 33-26305

Investment Company Act File No. 811-05742

Ladies and Gentlemen:

On behalf of BlackRock FundsSM and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated May 31, 2013, to the Prospectus, dated January 28, 2013, of BlackRock Managed Volatility Portfolio (the “Fund”). The purpose of this filing is to submit the 497(e) filing dated May 31, 2013 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 839-5583.

Very truly yours, /s/ Ellen W. Harris Ellen W. Harris

Enclosures

cc:	Benjamin Archibald, Esq.

BlackRock Advisors, LLC

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